Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Qualified Retirement Plan [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 1,060,240	$ 886,714
Service cost	25,123	21,360	$ 23,056
Interest cost	44,229	43,440	37,607
Net actuarial loss (gain)	(44,553)	144,606
Benefits paid	(40,222)	(35,880)
Benefit obligation at end of year (PBO/PBO/APBO)	1,044,817	1,060,240	886,714
Change in plan assets
Market value of plan assets, beginning balance	754,796	719,944
Actual return on plan assets	(13,694)	34,732
Employer contributions	36,000	36,000
Benefits paid	(40,222)	(35,880)
Market value of plan assets, ending balance	736,880	754,796	719,944
Funded status at year end	$ (307,937)	$ (305,444)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
SERP [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 41,176	$ 36,143
Service cost	320	292	373
Interest cost	1,695	1,745	1,535
Net actuarial loss (gain)	2,322	5,459
Benefits paid	(2,793)	(2,463)
Benefit obligation at end of year (PBO/PBO/APBO)	42,720	41,176	36,143
Change in plan assets
Employer contributions	2,793	2,463
Benefits paid	(2,793)	(2,463)
Funded status at year end	$ (42,720)	$ (41,176)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
PBOP [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 72,202	$ 58,020
Service cost	1,641	1,101	1,220
Interest cost	2,999	2,829	2,482
Plan amendments		6,661
Net actuarial loss (gain)	(3,251)	4,567
Benefits paid	(959)	(976)
Benefit obligation at end of year (PBO/PBO/APBO)	72,632	72,202	58,020
Change in plan assets
Market value of plan assets, beginning balance	44,892	42,314
Actual return on plan assets	(1,034)	2,859
Benefits paid	(274)	(281)
Market value of plan assets, ending balance	43,584	44,892	$ 42,314
Funded status at year end	$ (29,048)	$ (27,310)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.25%